SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
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                     Polaris Advisor III Variable Annuity
                      Polaris Choice II Variable Annuity
                     Polaris Choice III Variable Annuity
                        Polaris II Variable Annuity
                    Polaris Platinum II Variable Annuity

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         THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                           FS VARIABLE SEPARATE ACCOUNT
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                         Polaris Choice Variable Annuity
                       Polaris Choice III Variable Annuity

The following changes are being made to the prospectus regarding the below underlying portfolios:

 SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio The below replaces the disclosure under SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio in the INVESTMENT OPTIONS section of the prospectus:

SunAmerica Series Trust offers the SA VCP Dynamic Allocation Portfolio ("Dynamic Allocation Portfolio") and the SA VCP Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment advisor of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadvisor ("Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.

The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. Please see the SunAmerica Series Trust prospectus and Statement of Additional Information for details.

          SA Franklin Small Company Value Portfolio
The portfolio manager for the SA Franklin Small Company Value Portfolio changed from Franklin Advisory Services, LLC to Franklin Mutual
Advisers, LLC. Accordingly, all references in the prospectus to the "Franklin Advisory Services, LLC" are replaced with "Franklin Mutual Advisers, LLC."

Dated:  December 21, 2018


               Please keep this supplement with your prospectus.